Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Revenue	$ 63,534	$ 63,659	$ 64,059
Asia
Total Revenue	$ 63,534	$ 63,659	$ 64,059